Fair Values Of Financial Instruments (Fair Value, Assets and Liabilities Measured on Nonrecurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 1,247	$ 2,624
Impaired Loans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Impaired Loans [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Impaired Loans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	1,247	2,624
Foreclosed Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	1,661	5,302
Foreclosed Real Estate Owned [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Foreclosed Real Estate Owned [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	0	0
Foreclosed Real Estate Owned [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring	$ 1,661	$ 5,302